Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense

	Three Months ended March 31,		Six Months ended March 31,
	2016	2015	2016	2015

Research and development	$(3,281,214)	$3,650,718	$(1,924,806)	$3,734,993
General and administrative	(1,165,275)	3,379,388	(31,649)	3,440,787
	$(4,446,489)	$7,030,106	$(1,956,455)	$7,175,780

	Three Months ended March 31,		Six Months ended March 31,
	2016	2015	2016	2015

Equity-classified compensation	$(4,446,489)	$2,231	$(4,348,317)	$4,462
Liability-classified compensation	-	7,027,875	2,391,862	7,171,318
	$(4,446,489)	$7,030,106	$(1,956,455)	$7,175,780

	September 30,
	2014	2015
Research and development	$671,745	$5,817,830
General and administrative	3,286,735	5,360,028
	$3,958,480	$11,177,858

	September 30,
	2014	2015
Equity-classified compensation	$2,764,878	$8,925
Liability-classified compensation	1,193,602	11,168,933
	$3,958,480	$11,177,858

Schedule of performance-based stock units activity
	Number	Base
	of	Price
	PSUs	Per PSU
Balance at October 1, 2015	687,013	$3.45
Forfeitures	(4,346)	3.45
Exchanged for restricted stock units	(434,780)	3.45
Balance at March 31, 2016	247,887	$6.33

Balance at October 1, 2013	—
Issued in exchange for restricted shares and stock options	711,430
Additional issuances	16,864
Forfeitures	(69,796)
Balance at September 30, 2014	658,498
Grants	39,988
Forfeitures	(11,473)
Balance at September 30, 2015	687,013

Schedule of restricted stock units activity
	Number
	of	Grant Date
	RSUs	Fair Value
Balance at October 1, 2015	-	$-
Granted	674,890	29.05
Forfeitures	(154)	29.05
Issued in connection with PSU exchange	391,303	29.05
Balance at March 31, 2016	1,066,039	$29.05

	Employees	Non Employees	Weighted Average Grant Date Fair Value
Balance at October 1, 2013	657,681	555,217	$1.04
Granted	90,869	—	5.55
Vested	(29,565)	(2,898)	0.69
Exchange for PSUs	(573,478)	(28,986)	1.38
Repurchased for stockholder notes	(115,942)	(520,435)	1.35
Balance at September 30, 2014	29,565	2,898	0.69
Vested	(29,565)	(2,898)	0.69
Balance at September 30, 2015	—	—	$—

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price Per Share
Balance at October 1, 2013	31,304	$3.45
Exchange for PSUs	(31,304)	3.45
Balance at September 30, 2014	—	$—